Subsequent Events - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 Dividend Declared USD ($)	Mar. 31, 2012 Dividend Declared JPY (¥)	Apr. 10, 2012 Eveden USD ($)	Apr. 10, 2012 Eveden JPY (¥)
Subsequent Event [Line Items]
Dividends payable per 5 shares	$ 2	¥ 140
Dividends payable, record date	Mar. 31, 2012	Mar. 31, 2012
Dividends payable, declare date	May 15, 2012	May 15, 2012
Dividends payable, aggregate amount	47,858,000	3,944,000,000
Purchase cost of acquisition			242,216,000	19,961,000,000
Loan borrowed			$ 145,613,000	¥ 12,000,000,000